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Choice Focus Fund
Choice Balanced Fund
Annual Report - October 31, 2002

                              Choice Funds


                              Annual Report
                            October 31, 2002


                            Table of Contents

Perspectives from Patrick Adams. . . . . . . . . . . . . . . . . . . . .1
Choice Focus Fund. . . . . . . . . . . . . . . . . . . . . . . . . . . .2
     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . .3
     Statement of Assets and Liabilities . . . . . . . . . . . . . . . .6
     Statement of Operations . . . . . . . . . . . . . . . . . . . . . .7
     Statements of Changes in Net Assets . . . . . . . . . . . . . . . .8
     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . .9
Choice Balanced Fund . . . . . . . . . . . . . . . . . . . . . . . . . 10
     Schedule of Investments . . . . . . . . . . . . . . . . . . . . . 11
     Statement of Assets and Liabilities . . . . . . . . . . . . . . . 14
     Statement of Operations . . . . . . . . . . . . . . . . . . . . . 15
     Statements of Changes in Net Assets . . . . . . . . . . . . . . . 16
     Financial Highlights. . . . . . . . . . . . . . . . . . . . . . . 17
Notes to Financial Statements. . . . . . . . . . . . . . . . . . . . . 18
Report of Independent Accountants. . . . . . . . . . . . . . . . . . . 22
Choice Funds Trustees and Officers . . . . . . . . . . . . . . . . . . 23

                                       PERSPECTIVES FROM PATRICK ADAMS...


[PHOTO]

The Choice Focus Fund and Balanced Fund were both down over the fiscal year ended October 31, 2002, declining -42.75% and -28.92%, respectively. Over the same period, the S&P 500(R) Stock Index was down -15.11% and the Nasdaq Composite Index was down -21.03%. We attribute the Funds' negative performance primarily to an extended bear market, which we did not anticipate. Our focus on growth stocks led to underperformance, as these stocks have the potential to be considerably more volatile in a down market. We believe the carnage in the market was actually worse than the general indices reflected. What surprised us the most last year was even the most defensive sectors such as utilities declined severely, at -36.60%.(1) The sector that hurt the Funds' performance the most was technology. Many of the technology stocks the Funds invested in are semiconductors. The Philadelphia Semiconductor Index was down -34.03% for the year.(2)

The market actually peaked during March of 2000. We believe the market may have finally bottomed in October 2002, with the down trend lasting
roughly 31 months.   The S&P 500(R) Stock Index and the Nasdaq Composite
Index declined peak to trough over this down period by -47.38% and -77.76% respectively, rivaling some of the worst crashes on record.(3) This most recent down trend even exceeded the duration of the 1973-1974 bear market, which lasted 21 months and resulted in a -49.93% decline in the S&P 500(R) Stock Index. The market crash of 1929 actually lasted 33 months and resulted in a decline in the S&P 500(R) Stock Index of -86.18%. In this recent bear market, the Nasdaq Composite Index, which includes many of the growth stocks we see as attractive investment opportunities, fell almost as much as the worst case on record - the S&P 500(R) decline during the crash of '29.

We did not anticipate the long duration of this bear market. Several things surprised us the last twelve months, such as the terrorist attacks-which started slightly before the start of this fiscal year. We believe this threat has curtailed economic activity. Other things that surprised us were some signs of deflation in the economy, and how long capital spending by businesses has been depressed. All of this has translated into very lackluster earnings growth in a year during which we would have anticipated a recovery from recession. We expect earnings in 2002 to be up less than 6%--much lower than we originally expected.

We believe many of the negatives that have depressed the market during 2002 are finally being overly discounted. By our estimate, the median P/E of the stocks in the S&P 500(R) Stock Index is 14.7 x 2003 earnings. After 31 months of decline, in our opinion, great value has been created in many growth stocks. We believe growth stocks can be hard hit when earnings expectations are falling much as they did in 2002, and may perform better when earnings are accelerating. We believe our style of investing in attractively valued growth stocks is coming back into favor, as stocks are, in our opinion, very cheap-especially relative to interest rates. We expect a better economic environment in 2003, improving the prospects for earnings.

We believe that a positive sloping yield curve is generally a positive indication of growth potential in the economy. The yield difference between 90 day Treasuries and 30 year Treasuries was approximately 350% as of October 31, 2002, which we believe implies strong growth potential ahead for the economy.

We intend to focus our investments in stocks that have both P/E expansion and earnings growth potential.

Sincerely,


/s/ PATRICK ADAMS
Patrick Adams

(1)As represented by the S&P 500(R) Utilities Index. The S&P 500(R) Utilities Index is an unmanaged, capitalization-weighted index comprised of the companies in the utility sector of the S&P 500(R) Stock Index. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.
(2)The Philadelphia Semiconductor Index is an unmanaged, price-weighted index comprised of companies that are involved in the design, distribution, manufacturing and sale of semiconductors. Performance numbers reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.
(3)Performance numbers are for the period from March 24, 2000 through October 9, 2002 for the S&P 500(R) Stock Index and from March 10, 2000 through October 9, 2002 for the Nasdaq Composite Index, and reflect reinvestment of dividends and other distributions. You cannot invest directly in an index.

                                                           Choice Funds 1

CHOICE FOCUS FUND
                        INVESTMENT RETURNS TABLE*

                                                                   Average Annual
                                             One Year Ended        Since Inception
                                            9-30-02  10-31-02     9-30-02  10-31-02
-----------------------------------------------------------------------------------
CHOICE FOCUS FUND (inception date 11-1-99)  (40.60)%  (42.75)%    (35.45)% (31.79)%
-----------------------------------------------------------------------------------
S&P 500(R) Stock Index                      (20.49)%  (15.11)%    (15.05)% (12.22)%
-----------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The Fund is non-diversified; therefore, it is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 11-1-99 to 10-31-02

---------------------------------------------------------------------------
                                   FOCUS
PLOT POINT                         FUND                          S&P 500
----------                         ----                          -------

 1-Nov-99                        10,000.00                      10,000.00
31-Jan-00                        11,680.23                      10,261.46
30-Apr-00                        12,200.69                      10,719.53
31-Jul-00                        14,012.28                      10,590.23
31-Oct-00                        12,781.20                      10,609.14
31-Jan-01                        11,809.78                      10,168.94
30-Apr-01                         8,706.70                       9,328.96
31-Jul-01                         7,772.76                       9,072.71
31-Oct-01                         5,543.37                       7,967.09
31-Jan-02                         6,356.79                       8,527.15
30-Apr-02                         5,402.77                       8,151.17
31-Jul-02                         3,806.04                       6,928.92
31-Oct-02                         3,173.38                       6,763.63
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 11-1-99. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return as reflected in the graph for the months of November, 1999 through September, 2000 would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock
Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                            CHOICE FOCUS FUND

OBJECTIVE

The Choice Focus Fund seeks capital appreciation by investing primarily in 20-30 securities of companies that the portfolio manager believes have superior potential for earnings growth.

STRATEGY

The portfolio manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price.

2 Choice Focus Fund

                                                        CHOICE FOCUS FUND

SCHEDULE OF INVESTMENTS
October 31, 2002

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   86.2%
               Banking                                          3.4%
     2,500     Northern Trust Corp.                                         $    87,050
                                                                            -----------

               Computers-Local Networks                         5.1%
     6,500     Brocade Communications Systems, Inc.*                             44,655
   115,000     Finisar Corp.*                                                    86,250
                                                                            -----------
                                                                                130,905
                                                                            -----------

               Computers-Mini/Micro                             4.0%
     6,000     Intel Corp.                                                      103,800
                                                                            -----------

               Computers-Software                               5.7%
     1,600     Microsoft Corp.*                                                  85,552
     4,100     VERITAS Software Corp.*                                           62,525
                                                                            -----------
                                                                                148,077
                                                                            -----------

               Electronics-Semiconductor Manufacturing         15.2%
    11,000     Applied Micro Circuits Corp.*                                     42,900
     3,500     Cypress Semiconductor Corp.*                                      19,670
     1,800     Micron Technology, Inc.*                                          28,800
     5,200     Texas Instruments, Inc.                                           82,472
   124,000     Vitesse Semiconductor Corp.*                                     218,240
                                                                            -----------
                                                                                392,082
                                                                            -----------

               Finance-Investment Broker                        1.6%
     2,000     J.P. Morgan Chase & Co.                                           41,500
                                                                            -----------

               Finance-Services                                 4.6%
     5,000     Household International, Inc.                                    118,800
                                                                            -----------

               Media                                            2.3%
     4,000     AOL Time Warner, Inc.*                                            59,000
                                                                            -----------




See notes to financial statements.

                                                      Choice Focus Fund 3

CHOICE FOCUS FUND

October 31, 2002

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Media-Cable TV                                   0.4%
     9,000     Charter Communications, Inc.*                                $    10,161
                                                                            -----------

               Medical-Ethical Drugs                            1.8%
     1,500     Pfizer, Inc.                                                      47,655
                                                                            -----------

               Medical-Products                                 2.2%
     2,300     Baxter International, Inc.                                        57,546
                                                                            -----------

               Pharmaceuticals                                  2.7%
     1,000     AmerisourceBergen Corp.                                           71,150
                                                                            -----------

               Retail-Apparel/Shoes                             4.4%
     5,000     Abercrombie & Fitch Co.*                                          89,100
     1,000     AnnTaylor Stores Corp.*                                           23,430
                                                                            -----------
                                                                                112,530
                                                                            -----------

               Retail-Department Stores                         6.4%
     2,000     Linens 'n Things, Inc.*                                           47,020
     1,000     Target Corp.                                                      30,120
     7,600     The Gap, Inc.                                                     89,452
                                                                            -----------
                                                                                166,592
                                                                            -----------

               Retail-Restaurants                               2.0%
     3,000     Ruby Tuesday, Inc.                                                52,350
                                                                            -----------

               Retail Wholesale-Building Products               0.9%
       800     The Home Depot, Inc.                                              23,104
                                                                            -----------

               Supermarkets                                     1.7%
     3,000     Kroger Co.*                                                       44,520
                                                                            -----------

               Telecommunications-Equipment                    20.4%
     4,850     Ericsson LM ADR*                                                  38,266
    31,400     Microtune, Inc.*                                                  53,066
     5,800     Motorola, Inc.                                                    53,186
   156,000     Nortel Networks Corp.*                                           191,880
   148,000     Redback Networks, Inc.*                                           72,520
    47,000     Sycamore Networks, Inc.*                                         117,500
                                                                            -----------
                                                                                526,418
                                                                            -----------




See notes to financial statements.

4 Choice Focus Fund

                                                        CHOICE FOCUS FUND

October 31, 2002

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Telecommunications-Services                      0.0%
     1,380     Worldcom, Inc. - MCI Group*                                  $       141
                                                                            -----------

               Television                                       1.4%
     4,000     Gray Television, Inc.                                             35,400
                                                                            -----------

               Total Common Stocks
               (cost $2,614,447)                                              2,228,781
                                                                            -----------

Principal Amount
----------------

               SHORT-TERM INVESTMENT                            6.3%

  $162,350     UMB Bank Money Market Fiduciary,
               Variable Rate Demand Deposit                                     162,350
                                                                            -----------

               Total Short-Term Investment
               (cost $162,350)                                                  162,350
                                                                            -----------

               Total Investments                               92.5%
               (cost $2,776,797)                                              2,391,131

               Other Assets less Liabilities                    7.5%            194,872
                                                                            -----------

               NET ASSETS                                     100.0%        $ 2,586,003
                                                                            ===========



* Non-income producing









See notes to financial statements

                                                      Choice Focus Fund 5

CHOICE FOCUS FUND

STATEMENT OF Assets and Liabilities
October 31, 2002

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,776,797)                                     $ 2,391,131
Deposit at broker                                                                66,016
Receivable for investments sold                                                 314,889
Interest and dividends receivable                                                   288
Prepaid expenses and other assets                                                10,222
                                                                            -----------
Total assets                                                                  2,782,546
                                                                            -----------

LIABILITIES
Payable for investments purchased                                               144,060
Payable for fund shares redeemed                                                 19,844
Accrued investment advisory fee                                                   2,058
Accrued distribution fee                                                            751
Accrued expenses and other liabilities                                           29,830
                                                                            -----------
Total liabilities                                                               196,543
                                                                            -----------
Net Assets                                                                  $ 2,586,003
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $32,185,797
Accumulated net realized loss on investments and futures contracts          (29,214,128)
Net unrealized depreciation on investments                                     (385,666)
                                                                            -----------
Net Assets                                                                  $ 2,586,003
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                            815,809

Net Asset Value, Redemption Price and Offering Price Per Share                    $3.17
                                                                            ===========










See notes to financial statements.

6 Choice Focus Fund

                                                        CHOICE FOCUS FUND

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $    48,021
Interest                                                                          6,368
                                                                            -----------
Total Investment Income                                                          54,389
                                                                            -----------

EXPENSES
Investment advisory fees                                                         99,368
Fund administration and accounting fees                                          65,599
Transfer agent fees and expenses                                                 29,782
Distribution fees                                                                24,842
Professional fees                                                                10,717
Federal and state registration fees                                               9,832
Custody fees                                                                      9,548
Reports to shareholders                                                           3,135
Trustees' fees and related expenses                                               1,605
Other                                                                             5,506
                                                                            -----------
Total expenses                                                                  259,934
Less expenses paid indirectly                                                   (63,758)
                                                                            -----------
Net Expenses                                                                    196,176
                                                                            -----------
Net Investment Loss                                                            (141,787)
                                                                            -----------

REALIZED AND UNREALIZED Gain (LOSS) ON INVESTMENTS
Net realized loss on:
  Investment securities                                                      (4,238,345)
  Futures contracts                                                             (70,219)
Change in unrealized appreciation/depreciation on investments                   322,963
                                                                            -----------
NET LOSS ON INVESTMENTS                                                      (3,985,601)
                                                                            -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(4,127,388)
                                                                            ===========










See notes to financial statements.

                                                      Choice Focus Fund 7

CHOICE FOCUS FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR             YEAR
                                                           ENDED            ENDED
                                                      OCTOBER 31, 2002  OCTOBER 31, 2001
----------------------------------------------------------------------------------------
OPERATIONS
Net investment loss                                      $   (141,787)    $   (301,668)
Net realized loss on:
  Investment securities                                    (4,238,345)     (24,512,559)
  Futures contracts                                           (70,219)           -
Change in unrealized appreciation/depreciation on
  investments                                                 322,963       (3,391,209)
                                                         ------------     ------------
Net decrease in net assets resulting from operations       (4,127,388)     (28,205,436)
                                                         ------------     ------------

DISTRIBUTIONS PAID
From net realized gains on investments                          -             (155,557)
                                                         ------------     ------------
Net decrease in net assets resulting from distributions
  paid                                                          -             (155,557)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                17,733,273       37,070,324
Shares issued to holders in reinvestment of distributions       -              153,525
Shares redeemed                                           (21,930,671)     (55,754,473)
                                                         ------------     ------------
Net decrease in net assets resulting from capital
  share transactions                                       (4,197,398)     (18,530,624)
                                                         ------------     ------------

TOTAL DECREASE IN NET ASSETS                               (8,324,786)     (46,891,617)
                                                         ------------     ------------

NET ASSETS
Beginning of period                                        10,910,789       57,802,406
                                                         ------------     ------------
End of period                                            $  2,586,003     $ 10,910,789
                                                         ============     ============









See notes to financial statements.

8 Choice Focus Fund

                                                        CHOICE FOCUS FUND

FINANCIAL HIGHLIGHTS

                                              Year                 Year                 Year
                                              Ended                Ended                Ended
                                         October 31, 2002     October 31, 2001     October 31, 2000
----------------------------------------------------------------------------------------------------
PER SHARE OPERATING
  PERFORMANCE*

Net Asset Value, Beginning of Period              $ 5.52               $12.77               $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment loss                                (0.17)               (0.15)               (0.02)
Net realized and unrealized gain (loss)
  on investments                                   (2.18)               (7.07)                2.80
                                            ------------         ------------         ------------
Total Income (Loss) from Investment
  Operations                                       (2.35)               (7.22)                2.78
                                            ------------         ------------         ------------

LESS DISTRIBUTIONS PAID
From net realized gains on investments                -                 (0.03)               (0.01)
                                            ------------         ------------         ------------
Total Distributions Paid                              -                 (0.03)               (0.01)
                                            ------------         ------------         ------------

NET ASSET VALUE, END OF PERIOD                    $ 3.17               $ 5.52               $12.77
                                            ============         ============         ============

TOTAL RETURN                                      (42.75)%             (56.63)%              27.81%

SUPPLEMENTAL DATA
  AND RATIOS
Net assets, end of period
  (in thousands)                                  $2,586              $10,911              $57,802
Ratio of expenses to average net
  assets, net of fees paid indirectly               1.97%                1.88%                2.05%
Ratio of expenses to average net
  assets, before fees paid indirectly               2.61%                1.88%                2.05%
Ratio of net investment loss
  to average net assets, net of fees
  paid indirectly                                  (1.43)%              (0.85)%              (0.26)%
Ratio of net investment loss
  to average net assets, before fees
  paid indirectly                                  (2.07)%              (0.85)%              (0.26)%
Portfolio turnover rate                            1,454%               1,239%               1,603%






* Selected data for a share of capital stock outstanding throughout the period.

See notes to financial statements.

                                                      Choice Focus Fund 9

CHOICE BALANCED FUND

                        INVESTMENT RETURNS TABLE*

                                                                   Average Annual
                                             One Year Ended        Since Inception
                                            9-30-02  10-31-02     9-30-02  10-31-02
-----------------------------------------------------------------------------------
Choice Balanced Fund (inception
 date 4-1-00)                               (25.79)%  (28.92)%    (18.94)%  (17.44)%
-----------------------------------------------------------------------------------
S&P 500(R) Stock Index                      (20.49)%  (15.11)%    (20.55)%  (17.29)%
-----------------------------------------------------------------------------------

PERFORMANCE IS HISTORICAL AND DOES NOT REPRESENT FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL INVESTMENT. A Fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions. Fund prices change daily and performance may change significantly during periods of market volatility. Visit our website at www.choicefunds.net for current fund performance information. The equity portion of the Fund's portfolio will generally consist of 30-50 securities; therefore, the Fund is more exposed to individual stock volatility and market pressure than funds investing in a larger number of securities. The Fund has invested a substantial portion of its assets in technology-related companies, and thus is more susceptible to any economic, business or other developments that generally affect those types of companies.

                GROWTH OF AN ASSUMED $10,000 INVESTMENT*
                         From 4-1-00 to 10-31-02

---------------------------------------------------------------------------
                                BALANCED
PLOT POINT                        FUND                           S&P 500
----------                        ----                           -------

 1-Apr-00                        10,000.00                      10,000.00
30-Apr-00                        10,410.00                       9,699.10
31-Jul-00                        11,650.00                       9,582.10
31-Oct-00                        11,080.00                       9,599.20
31-Jan-01                        11,019.05                       9,200.90
30-Apr-01                         9,918.15                       8,440.87
31-Jul-01                         9,669.91                       8,209.01
31-Oct-01                         8,570.59                       7,208.65
31-Jan-02                         9,323.09                       7,715.39
30-Apr-02                         8,598.17                       7,375.20
31-Jul-02                         6,884.93                       6,269.29
31-Oct-02                         6,091.93                       6,119.74
---------------------------------------------------------------------------

This chart assumes an initial investment of $10,000 made on 4-1-00. Total return is based on net change in N.A.V. assuming reinvestment of distributions. Returns shown on this page include the reinvestment of all dividends and other distributions. Performance figures reflect fee waivers in effect, represent past performance, which is no guarantee of future results, and will fluctuate. In the absence of fee waivers, total return, as reflected in the graph for the months of April, 2000 through October, 2000, would be reduced.

It is not possible to make a direct investment in the S&P 500(R) Stock
Index.

*The Investment Returns Table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

                          CHOICE BALANCED FUND

OBJECTIVE

The Choice Balanced Fund seeks capital appreciation and current income by investing primarily in a diverse group of domestic equity and fixed income securities.

STRATEGY

The portfolio manager allocates the Balanced Fund's assets between equity and fixed income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. Normally the portfolio manager's selection will emphasize equity securities over fixed income securities. The portfolio manager would typically expect to be invested in 30-50 equity positions.

10 Choice Balanced Fund

                                                     CHOICE BALANCED FUND


SCHEDULE OF INVESTMENTS
October 31, 2002

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS                                   52.9%
               Banking                                          2.2%
     1,500     Northern Trust Corp.                                         $    52,230
                                                                            -----------

               Banks-Money Center                               2.0%
     1,300     Citigroup, Inc.                                                   48,035
                                                                            -----------

               Computers-Local Networks                         1.8%
     3,000     Brocade Communications Systems, Inc.*                             20,610
    30,000     Finisar Corp.*                                                    22,500
                                                                            -----------
                                                                                 43,110
                                                                            -----------

               Computers-Mini/Micro                             3.6%
     5,000     Intel Corp.                                                       86,500
                                                                            -----------

               Computers-Software                               4.9%
     1,500     Microsoft Corp.*                                                  80,205
     2,600     VERITAS Software Corp.*                                           39,650
                                                                            -----------
                                                                                119,855
                                                                            -----------

               Electronics-Semiconductor Manufacturing          2.1%
     3,500     Cypress Semiconductor Corp.*                                      19,670
       900     Texas Instruments, Inc.                                           14,274
    10,000     Vitesse Semiconductor Corp.*                                      17,600
                                                                            -----------
                                                                                 51,544
                                                                            -----------

               Energy                                           1.4%
       500     ChevronTexaco Corp.                                               33,815
                                                                            -----------

               Finance-Mortgage & Related Services              1.8%
       700     Federal Home Loan Mortgage Corp.                                  43,106
                                                                            -----------

               Finance-Services                                 4.8%
     4,900     Household International, Inc.                                    116,424
                                                                            -----------

               Industrial-Diversified                           0.8%
       800     General Electric Co.                                              20,200
                                                                            -----------

               Media                                            1.2%
     2,000     AOL Time Warner, Inc.*                                            29,500
                                                                            -----------

               Media-Cable TV                                   0.4%
     8,000     Charter Communications, Inc.*                                      9,032
                                                                            -----------

               Medical-Ethical Drugs                            2.0%
     1,500     Pfizer, Inc.                                                      47,655
                                                                            -----------

See notes to financial statements.

                                                   Choice Balance Fund 11

CHOICE BALANCED FUND

October 31, 2002

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               COMMON STOCKS (continued)
               Medical-Products                                 2.4%
     2,300     Baxter International, Inc.                                   $    57,546
                                                                            -----------

               Pharmaceuticals                                  2.9%
     1,000     AmerisourceBergen Corp.                                           71,150
                                                                            -----------

               Retail-Apparel/Shoes                             2.2%
     3,000     Abercrombie & Fitch Co.*                                          53,460
                                                                            -----------

               Retail-Department Stores                         4.9%
     1,000     Linens 'n Things, Inc.*                                           23,510
     2,000     Target Corp.                                                      60,240
     3,000     The Gap, Inc.                                                     35,310
                                                                            -----------
                                                                                119,060
                                                                            -----------

               Retail-Restaurants                               3.4%
     1,700     McDonald's Corp.                                                  30,787
     3,000     Ruby Tuesday, Inc.                                                52,350
                                                                            -----------
                                                                                 83,137
                                                                            -----------

               Retail Wholesale-Building Products               0.9%
       800     The Home Depot, Inc.                                              23,104
                                                                            -----------

               Supermarkets                                     0.9%
     1,500     Kroger Co.*                                                       22,260
                                                                            -----------

               Telecommunications-Equipment                     4.8%
     2,550     Ericsson LM ADR*                                                  20,120
     5,600     Microtune, Inc.*                                                   9,464
     2,700     Motorola, Inc.                                                    24,759
    34,000     Nortel Networks Corp.*                                            41,820
    23,500     Redback Networks, Inc.*                                           11,515
     3,500     Sycamore Networks, Inc.*                                           8,750
                                                                            -----------
                                                                                116,428
                                                                            -----------

               Telecommunications-Services                      0.0%
       560     Worldcom Inc. - MCI Group*                                            57
                                                                            -----------

               Television                                       1.5%
     4,000     Gray Television, Inc.                                             35,400
                                                                            -----------

               TOTAL COMMON STOCKS
               (cost $1,245,291)                                              1,282,608
                                                                            -----------

See notes to financial statements.

12 Choice Balanced Fund

                                                     CHOICE BALANCED FUND

October 31, 2002

Number of Shares                                                            Value
----------------------------------------------------------------------------------------
               PREFERRED STOCKS                                 4.6%
               Finance-Services
     4,000     Irwin Financial Corp., 8.75%                                 $   110,000

               TOTAL PREFERRED STOCKS
               (cost $100,000)                                                  110,000
                                                                            -----------


Principal Amount
----------------
               BONDS                                           32.4%
               Automotive                                       4.2%
  $100,000     DaimlerChrysler NA Holding Co.
               7.125%, 04/10/03                                                 101,499
                                                                            -----------

               Biotech                                          4.3%
   100,000     Amgen, Inc.
               6.21%, 08/27/03                                                  103,583
                                                                            -----------

               Financial                                       17.1%
   300,000     Home Savings of America
               6.50%, 08/15/04                                                  319,427
   100,000     Household Finance
               6.00%, 05/01/04                                                   94,265
                                                                            -----------
                                                                                413,692
                                                                            -----------

               Household Products                               4.2%
   100,000     Colgate-Palmolive Co.
               6.02%, 08/15/03                                                  103,014
                                                                            -----------

               Media-Cable TV                                   2.6%
   300,000     Charter Communications, Inc. Convertible
               5.75%, 10/15/05                                                   64,500
                                                                            -----------

               TOTAL BONDS
               (cost $845,083)                                                  786,288
                                                                            -----------

               TOTAL INVESTMENTS                               89.9%
               (cost $2,190,374)                                              2,178,896

               Other Assets less Liabilities                   10.1%            245,079
                                                                            -----------

               NET ASSETS                                     100.0%        $ 2,423,975
                                                                            ===========


* Non-income producing

See notes to financial statements

                                                  Choice Balanced Fund 13

CHOICE BALANCED FUND

STATEMENT OF Assets and Liabilities
October 31, 2002

----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $2,190,374)                                     $ 2,178,896
Deposit at broker                                                               122,610
Receivable for investments sold                                                 485,556
Interest and dividends receivable                                                13,130
Prepaid expenses and other assets                                                 4,435
                                                                            -----------
Total assets                                                                  2,804,627
                                                                            -----------

LIABILITIES
Payable for investments purchased                                                42,570
Payable to custodian                                                            306,381
Accrued investment advisory fee                                                   1,431
Accrued distribution fee                                                          1,523
Accrued expenses and other liabilities                                           28,747
                                                                            -----------
Total liabilities                                                               380,652
                                                                            -----------
Net Assets                                                                  $ 2,423,975
                                                                            ===========

NET ASSETS CONSIST OF
Paid in capital                                                             $11,252,638
Undistributed net investment income                                               3,886
Accumulated net realized loss on investments and futures contracts           (8,821,071)
Net unrealized depreciation on investments                                      (11,478)
                                                                            -----------
Net Assets                                                                  $ 2,423,975
                                                                            ===========

CAPITAL STOCK (no par value)
Issued and outstanding (unlimited shares authorized)                            413,192

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE                    $5.87
                                                                            ===========










See notes to financial statements.

14 Choice Balanced Fund

                                                     CHOICE BALANCED FUND

STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

----------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends                                                                   $   103,703
Interest                                                                        259,502
                                                                            -----------
Total Investment Income                                                         363,205
                                                                            -----------

EXPENSES
Investment advisory fees                                                         83,663
Fund administration and accounting fees                                          64,306
Transfer agent fees and expenses                                                 29,439
Distribution fees                                                                27,888
Professional fees                                                                12,652
Custody fees                                                                     11,519
Federal and state registration fees                                              10,461
Reports to shareholders                                                           6,765
Trustees' fees and related expenses                                               2,078
Other                                                                             6,965
                                                                            -----------
Total expenses                                                                  255,736
Less expenses paid indirectly                                                   (62,495)
                                                                            -----------
Net expenses                                                                    193,241
                                                                            -----------
Net Investment Income                                                           169,964
                                                                            -----------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on:
  Investment securities                                                      (1,951,453)
  Futures contracts                                                             (77,390)
Change in unrealized appreciation/depreciation on investments                  (568,402)
                                                                            -----------
NET LOSS ON INVESTMENTS                                                      (2,597,245)
                                                                            -----------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        ($2,427,281)
                                                                            ===========









See notes to financial statements.

                                                  Choice Balanced Fund 15

CHOICE BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                           YEAR             YEAR
                                                           ENDED            ENDED
                                                      OCTOBER 31, 2002  OCTOBER 31, 2001
----------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                    $    169,964     $    299,840

Net realized loss on:
  Investment securities                                    (1,951,453)      (5,764,674)
  Futures contracts                                           (77,390)           -
Change in unrealized appreciation/depreciation on
  investments                                                (568,402)        (327,974)
                                                         ------------     ------------
Net decrease in net assets resulting from operations       (2,427,281)      (5,792,808)
                                                         ------------     ------------

DISTRIBUTIONS PAID
Net investment income                                        (246,106)        (393,671)
                                                         ------------     ------------
Net decrease in net assets resulting from
  distributions paid                                         (246,106)        (393,671)
                                                         ------------     ------------

CAPITAL SHARE TRANSACTIONS
Shares sold                                                 1,538,159        7,715,340
Shares issued to holders in reinvestment of distributions     240,366          385,506
Shares redeemed                                           (12,203,581)     (12,638,969)
                                                         ------------     ------------
Net decrease in net assets resulting from capital
  share transactions                                      (10,425,056)      (4,538,123)
                                                         ------------     ------------

Total Decrease in Net Assets                              (13,098,443)     (10,724,602)
                                                         ------------     ------------

NET ASSETS
Beginning of period                                        15,522,418       26,247,020
                                                         ------------     ------------
End of period (includes undistributed net investment
  income of $3,886 and $84,176, respectively)            $  2,423,975     $ 15,522,418
                                                         ============     ============









See notes to financial statements.

16 Choice Balanced Fund

                                                     CHOICE BALANCED FUND

FINANCIAL HIGHLIGHTS

<CAPTON>
                                              Year                 Year                 Year
                                              Ended                Ended                Emded
                                         October 31, 2002     October 31, 2001     October 31, 2000(1)
----------------------------------------------------------------------------------------------------

PER SHARE OPERATING
  PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD              $ 8.42               $11.08               $10.00

INCOME (LOSS) FROM
  INVESTMENT OPERATIONS
Net investment income                               0.16                 0.14                 0.07
Net realized and unrealized gain
  (loss) on investments                            (2.52)               (2.63)                1.01(2)
                                            ------------         ------------         ------------
Total Income (Loss) from
  Investment Operations                            (2.36)               (2.49)                1.08
                                            ------------         ------------         ------------

LESS DISTRIBUTIONS PAID
From net investment income                         (0.19)               (0.17)                  -
                                            ------------         ------------         ------------
Total Distributions Paid                           (0.19)               (0.17)                  -
                                            ------------         ------------         ------------

NET ASSET VALUE, END OF PERIOD                    $ 5.87               $ 8.42               $11.08
                                            ============         ============         ============

TOTAL RETURN(3)                                   (28.92)%             (22.65)%              10.80%

SUPPLEMENTAL DATA AND
  RATIOS
Net assets, end of period
  (in thousands)                                  $2,424              $15,522              $26.247
Ratio of expenses to average net assets,
  net of waivers and fees paid indirectly(4)        1.73%                1.81%                2.00%
Ratio of expenses to average net assets,
  before waivers and fees paid indirectly(4)        2.29%                1.81%                2.09%
Ratio of net investment income to
  average net assets, net of waivers
  and fees paid indirectly(4)                       1.52%                1.46%                1.47%
Ratio of net investment income to
  average net assets, before waivers
  and fees paid indirectly(4)                       0.96%                1.46%                1.38%
Portfolio turnover rate(3)                           972%                 951%                 651%

(1)  Commenced operations on April 1, 2000.
(2) The amount shown may not correlate with aggregate gains and losses of portfolio securities due to timing of sales and redemptions of Fund Shares.
(3)  Not annualized for periods less than a full year.
(4)  Annualized for periods less than a full year.

* Selected data for a share of capital stock outstanding throughout the period.

See notes to financial statements.

                                                  Choice Balanced Fund 17

                              Choice Funds
                      NOTES TO FINANCIAL STATEMENTS
                            October 31, 2002

(1)  Organization

     Choice Funds (the "Trust") was established on July 16, 1999 as a Delaware Business Trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series, each series representing a distinct portfolio with its own investment objectives and policies. The Focus Fund and Balanced Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund that seeks capital appreciation by normally investing in a core position of 20-30 common stocks. The Balanced Fund is a diversified fund that seeks capital appreciation and current income by normally investing in a diverse group of domestic equity and fixed income securities.

(2)  Significant Accounting Policies

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

     (a)  Investment Valuation

          Securities (other than short-term instruments) for which market quotations are readily available are valued at the last sales price on the national securities exchange on which such securities are primarily traded. Securities for which there were no sales on a given day or securities not listed on a national securities exchange are valued at the most recent bid prices. Securities maturing within 60 days when purchased are valued by the amortized cost method which approximates fair value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by Choice Investment Management, LLC (the "Adviser") pursuant to guidelines established by the Board of Trustees.

     (b)  Expenses

          The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a portfolio are typically allocated among the portfolio in proportion to their average net assets. Certain Fund expenses may be reduced by brokerage credits which are shown as Expenses Paid Indirectly in the Statement of Operations. Brokerage credits are generated when a Fund directs portfolio trades to certain brokers.

     (c)  Futures Contracts

          Each Fund may purchase and sell stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the futures commission merchant an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts of payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash or liquid securities. This collateral must equal the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract for the short futures contracts. All collateral is required to be adjusted daily.

18 Choice Funds

          The risks inherent in the use of futures contracts include: 1) adverse changes in the value of such instruments; 2) imperfect correlation between the price of the futures contracts and movements in the price of the underlying securities or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible nonperformance by the counterparty under the terms of the contract.

     (d)  Federal Income and Excise Taxes

          No federal income tax provision has been made since the Funds intend to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company taxable income and net capital gains to shareholders in a manner which results in no tax cost to the Funds.

     (e)  Distributions to Shareholders

          Dividends from net investment income and distributions of net realized gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

          Accordingly, at October 31, 2002, reclassifications were recorded to increase (decrease) paid in capital by $(141,787) and $1 and increase (decrease) accumulated net investment income by $141,787 and $(4,148) and decrease accumulated net realized loss by $0 and $4,147 for the Focus and Balanced Funds, respectively.

     (f)  Other

          Investment transactions are accounted for on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)  Investment Adviser and Transactions with Affiliates

     The Funds have an agreement with the Adviser, with whom certain officers and directors of the Funds are affiliated, to furnish investment advisory services to the Funds. Under the terms of this agreement, the Funds will pay the Adviser a monthly fee at the annual rate of 1.00% and 0.75% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively. The Adviser agreed to voluntarily waive its management fee and/or reimburse the Fund's operating expenses (exclusive of brokerage, interest, taxes and extraordinary expenses) to ensure that the Fund's operating expenses did not exceed 2.25% and 2.00% of the Fund's average daily net assets for the Focus Fund and the Balanced Fund, respectively, through October 31, 2000. After such date, the expense limitation was terminated. The Adviser is entitled to recoup from the Funds amounts waived or reimbursed for a period of up to three years from the date such amounts were waived or reimbursed, provided the Funds' expenses, including such recouped amounts, do not exceed the stated expense limitations. At October 31, 2002, amounts that are subject to potential recoupment are as follows:

         Recoverable Through         Focus Fund        Balanced Fund
         -------------------         ----------        -------------
         October 31, 2003            $      -            $   11,242

     During the year ended October 31, 2002, the Focus Fund and Balanced Fund paid $36,608 and $31,349 in brokerage commissions, respectively, to CIM Securities, LLC, an affiliate of the Adviser, on the purchase and sale of portfolio securities.

(4)  Distribution Plan

     The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds to UMB Distribution Services, LLC in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees of up to 0.25% of each Fund's average daily net assets.

                                                          Choice Funds 19

(5)  Capital Share Transactions

     Transactions in shares of the Funds for the year ended October 31, 2002 were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------

     Shares sold                        2,868,671                170,942
     Shares issued to holders in
      reinvestment of distributions         -                     28,801
     Shares redeemed                   (4,027,796)            (1,630,517)
                                     ------------          -------------
     Net Decrease                      (1,159,125)            (1,430,774)
                                     ============          =============

     Transactions in shares of the Funds for the year ended October 31, 2001 were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------
     Shares sold                        4,336,615                777,449
     Shares issued to holders in
      reinvestment of distributions        14,891                 39,291
     Shares redeemed                   (6,902,066)            (1,341,037)
                                     ------------          -------------
     Net Decrease                      (2,550,560)              (524,297)
                                     ============          =============

(6)  Investment Transactions

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the year ended October 31, 2002 were as follows:
                                       Focus Fund          Balanced Fund
                                       ----------          -------------
     Purchases                       $111,018,197            $98,806,695
     Sales                            $113,530,933          $109,132,863

(7)  Federal Income Tax Information

     At October 31, 2002, the cost of securities on a tax basis and gross unrealized appreciation (depreciation) on investments for federal income tax purposes were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------

     Cost of Investments               $3,754,657             $2,616,433
                                     ============          =============

     Gross Unrealized Appreciation       $148,146               $101,576
     Gross Unrealized (Depreciation)   (1,511,672)              (539,113)
                                     ------------          -------------

     Net Unrealized Depreciation
     on Investments                   $(1,363,526)             $(437,537)
                                     ============          =============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions

     As of October 31, 2002, the components of accumulated earnings (deficit) were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------

     Undistributed ordinary income       $  -                     $3,886
     Undistributed long-term capital
      gains                                 -                      -
                                     ------------          -------------
     Accumulated earnings                   -                      3,886
     Accumulated Capital and Other
      Losses                          (28,236,268)            (8,395,012)

     Net Unrealized Depreciation       (1,363,526)              (437,537)
                                     ------------          -------------
     Total Accumulated Deficit       $(29,599,794)           $(8,828,663)
                                     ============          =============

20 Choice Funds

     Federal income tax capital loss carry forwards for the Focus Fund expire as follows: $22,218,809 in 2009 and $6,017,459 in 2010.
     Federal income tax capital loss carry forwards for the Balanced Fund expire as follows: $717,283 in 2008, $4,867,551 in 2009 and
     $2,810,178 in 2010. To the extent future gains are offset by capital loss carry forwards, such gains will not be distributed.

     The tax character of distributions paid during the fiscal year ended October 31, 2002 were as follows:

                                       Focus Fund          Balanced Fund
                                       ----------          -------------
     Ordinary Income                 $     -               $     246,106
     Net Long-Term Capital Gains     $     -               $      -

     For the year ended October 31, 2002, 30.01% of dividends paid from net investment income, including net short-term capital gains, qualifies for the dividends received deduction available to corporate shareholders of the Balanced Fund (unaudited).









                                                          Choice Funds 21

                    REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of the Choice Funds

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Choice Focus Fund and the Choice Balanced Fund (the "Funds") (two of the portfolios constituting the Choice Funds) at October 31, 2002, and the results of each of their operations, the changes in each of their net assets, and their financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



PricewaterhouseCoopers LLP

Milwaukee, Wisconsin
December 11, 2002










22 Choice Funds

CHOICE FUNDS TRUSTEES AND OFFICERS

INTERESTED TRUSTEE                 Patrick S. Adams*
NAME, ADDRESS, AND AGE             5299 DTC Boulevard, Greenwood Village,
                                   Colorado 80111
                                   Age: 42

POSITION(S) HELD WITH FUND         President, CEO, Trustee, Chairman.

TERM OF OFFICE AND LENGTH OF       Indefinite, until successor elected
  TIME SERVED                      Served as President/Trustee since 1999

PRINCIPAL OCCUPATION(S)            President and Director, Choice
  DURING PAST 5 YEARS              Investment Management, LLC, since
                                   August, 1999. Senior Vice President to
                                   Berger Associates, Executive Vice
                                   President and Portfolio Manager of the
                                   Berger 100 Fund, President and
                                   Portfolio Manager of the Berger
                                   IPT-100 Fund, President and
                                   co-Portfolio Manager of the Berger
                                   IPT-Growth and Income Fund and
                                   Executive Vice President and
                                   co-Portfolio Manager of the Berger
                                   Growth and Income Fund since February
                                   1997. President and co-Portfolio
                                   Manager of the Berger Balanced Fund
                                   from August 1997, and President and
                                   Portfolio Manager of the Berger Select
                                   Fund from December 31, 1997 until
                                   April 1999. Senior Vice President from
                                   June 1996 to January 1997 with Zurich
                                   Kemper Investments (mutual fund).
                                   Portfolio Manager from March 1993 to
                                   May 1996 with Founders Asset
                                   Management, Inc.

NUMBER OF FUNDS IN COMPLEX         3
  OVERSEEN BY TRUSTEE


OTHER DIRECTORSHIPS HELD           None
  BY TRUSTEE










                                                          Choice Funds 23

NAME, ADDRESS, AND AGE             Gerard M. Lavin
                                   5299 DTC Boulevard, Greenwood Village,
                                   Colorado 80111
                                   Age: 60

POSITION(S) HELD WITH FUND         Trustee (Independent)

TERM OF OFFICE AND LENGTH OF       Indefinite, until successor elected
  TIME SERVED                      Served as Trustee since 1999

PRINCIPAL OCCUPATION(S)            President and Director of West Side
  DURING PAST 5 YEARS              Investments (financial management)
                                   from February 1998 to present. Senior
                                   Managing Director of EquiServ
                                   (transfer agent) from February 2000 to
                                   present. President and a director of
                                   Berger 100 Fund and Berger Growth and
                                   Income Fund, and President and a
                                   trustee of Berger Investment Portfolio
                                   Trust and Berger Omni Investment Trust
                                   from February 1997 through May 1999.
                                   President and a trustee of Berger/BIAM
                                   Worldwide Portfolios Trust and
                                   Berger/BIAM Worldwide Funds Trust from
                                   May 1996 through May 1999. President
                                   and a trustee of Berger Institutional
                                   Products Trust from October 1995
                                   through May 1999. President and a
                                   director of Berger Associates, Inc.
                                   from April 1995 to May 1999. Member
                                   and Chairman of the Board of Managers
                                   and Chief Executive Officer on the
                                   Management Committee of BBOI Worldwide
                                   LLC (subsidiary of a mutual fund
                                   complex) from November 1996 to May
                                   1999. Director of First of Michigan
                                   (bank) from May 1996 to August 1998. A
                                   Vice President of DST Systems, Inc.
                                   (data processing) from July 1995 to
                                   February 1998. President and Chief
                                   Executive Officer of Investors
                                   Fiduciary Trust Company (banking) from
                                   February 1992 to March 1995.

NUMBER OF FUNDS IN COMPLEX         3
  OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD           West Side Investments
  BY TRUSTEE

-------------------------------------------------------------------------

NAME, ADDRESS, AND AGE             Dr. Richard A. Hathaway
                                   5299 DTC Boulevard, Greenwood Village,
                                   Colorado 80111

                                   Age: 41

POSITION(S) HELD WITH FUND         Trustee (Independent)

TERM OF OFFICE AND LENGTH OF       Indefinite, until successor elected
  TIME SERVED                      Served as Trustee since 1999

PRINCIPAL OCCUPATION(S)            Physician with Colorado Permanente
  DURING PAST 5 YEARS              since 1992.  Dr. Hathaway is a Board
                                   certified orthopedic surgeon.

NUMBER OF FUNDS IN COMPLEX         3
  OVERSEEN BY TRUSTEE

OTHER DIRECTORSHIPS HELD           None
  BY TRUSTEE

24 Choice Funds

NAME, ADDRESS, AND AGE             Gregory S. Drose
                                   5299 DTC Boulevard, Greenwood Village,
                                   Colorado 80111
                                   Age: 38

POSITION(S) HELD WITH FUND         Treasurer

TERM OF OFFICE AND LENGTH OF       Indefinite, until successor elected
  TIME SERVED                      Served as Treasurer since 2000

PRINCIPAL OCCUPATION(S)            Chief Operating Officer of Choice
  DURING PAST 5 YEARS              Investment Management, LLC since
                                   November 1999. Vice President of
                                   Marketing/Due Diligence, D.E. Frey &
                                   Company, Inc. from September 1998 to
                                   November 1999. Vice President/Branch
                                   Manager for Owen-Joseph Securities
                                   from June 1995 to June 1998. Director
                                   of Student Loans and Accounts, The
                                   Colorado College from November 1993 to
                                   May 1995.

-------------------------------------------------------------------------

NAME, ADDRESS, AND AGE             Sharon E. Adams**
                                   5299 DTC Boulevard, Greenwood Village,
                                   Colorado 80111
                                   Age: 39

POSITION(S) HELD WITH FUND         Secretary

TERM OF OFFICE AND LENGTH OF       Indefinite, until successor elected
  TIME SERVED                      Served as Secretary since 1999

PRINCIPAL OCCUPATION(S)            Vice President of Choice Investment
  DURING PAST 5 YEARS              Management, LLC since August 1999.
                                   Full-time homemaker from 1993 until
                                   August 1999. Account executive -
                                   outside sales for Sprint from 1990 to
                                   1993. Sales manager for Allnet
                                   Communications from 1989 to 1990.

*Serves as officer of Choice Investment Management, LLC, the Adviser.

**Sharon E. Adams is the spouse of Patrick S. Adams.

Additional information about the trustees is available in the Statement of Additional Information and is available, without charge, upon request by calling (800) 392-7107.

                                                          Choice Funds 25

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                     803 W. Michigan Street, Suite A
                           Milwaukee, WI 53233
                             (800) 392-7107

                           www.choicefunds.net

               UMB Distribution Services, LLC, Distributor

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